Loans - Summary of Troubled Debt Restructurings (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 Loans	Jun. 30, 2015 Loans	Jun. 30, 2016 Loans	Jun. 30, 2015 Loans	Dec. 31, 2015 USD ($) Contracts	Dec. 31, 2014 USD ($) Contracts
Schedule Of Troubled Debt Restructured Loans [Line Items]
Number of Contracts | Loans	0	0	0	0
Commercial [Member]
Schedule Of Troubled Debt Restructured Loans [Line Items]
Number of Contracts | Contracts						6
Pre-Modification Outstanding Recorded Investment						$ 740
Post-Modification Outstanding Recorded Investment						$ 116
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Schedule Of Troubled Debt Restructured Loans [Line Items]
Number of Contracts | Contracts					1
Pre-Modification Outstanding Recorded Investment					$ 328
Post-Modification Outstanding Recorded Investment					$ 328